Fair Value of Financial Instruments (Schedule of Fair Value of Financial Instruments by Level in Hierarchy and Narrative) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of marketable securities	$ 2,119,607	$ 8,290,679
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of marketable securities	0	5,034,955
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of marketable securities	2,119,607	3,255,724
U.S. Treasury notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of marketable securities	0	5,034,955
U.S. Treasury notes and bonds | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of marketable securities	0	5,034,955
U.S. Treasury notes and bonds | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of marketable securities	0	0
SBA loan pools - variable rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of marketable securities	0	2,504,551
SBA loan pools - variable rate | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of marketable securities	0	0
SBA loan pools - variable rate | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of marketable securities	0	2,504,551
Short-term cash investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of marketable securities	0	751,173
Short-term cash investments | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of marketable securities	0	0
Short-term cash investments | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of marketable securities	0	751,173
Commercial Paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of marketable securities	2,119,607	0
Commercial Paper | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of marketable securities	0	0
Commercial Paper | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of marketable securities	$ 2,119,607	$ 0